May. 30, 2015
Select | Tax-Exempt Portfolio
Supplement to the
Fidelity® Institutional Money Market Funds
Select Class
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 21, and 25, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.